Shareholder Fees - (Allspring Managed Account CoreBuilder Shares Series EPI) - Allspring Managed Account CoreBuilder Shares Series EPI - CoreBuilder Shares Series EPI	Mar. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%